UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Greystone Investment Management, LLC
Address: 3805 Edwards Road
         Suite 180
         Cincinnati, OH  45209

13F File Number:  28-10016

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Ruth Wesner Adams
Title:     Chief Operating Officer
Phone:     513-731-8444

Signature, Place, and Date of Signing:

     Ruth Wesner Adams     Cincinnati, OH     October 30, 2008


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     46

Form13F Information Table Value Total:     $1,347,156 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICAN EXPRESS CO            COM              025816109    10549   297734          Sole                   297734        0        0
BANK OF AMERICA CORPORATION    COM              060505104     6969   199116          Sole                   199116        0        0
BERKSHIRE HATHAWAY INC DEL     CL A             084670108     3265       25          Sole                       25        0        0
BERKSHIRE HATHAWAY INC DEL     CL B             084670207    24533     5582          Sole                     5582        0        0
CANADIAN NAT RES LTD           COM              136385101    12672   185095          Sole                   185095        0        0
Canadian Oil Sands Tr New Unit Foreign Equity   13642L100    14714   404100          Sole                   404100        0        0
CEMEX SAB DE CV                SPON ADR NEW     151290889     5392   313117          Sole                   313117        0        0
CHESAPEAKE ENERGY CORP         COM              165167107     4112   114670          Sole                   114670        0        0
Cheung Kong Hldgs Limited Adr  ADR              166744201      523    47065          Sole                    47065        0        0
Cheung Kong Holdings Ltd Ord   Foreign Equity   Y13213106     6283   556000          Sole                   556000        0        0
COCA COLA CO                   COM              191216100      491     9281          Sole                     9281        0        0
COMCAST CORP NEW               CL A SPL         20030N200     9077   460309          Sole                   460309        0        0
CONOCOPHILLIPS                 COM              20825C104      220     3000          Sole                     3000        0        0
DEVON ENERGY CORP NEW          COM              25179M103    15523   170207          Sole                   170207        0        0
Devon Energy Corp New          COM              25179M103   247152   271000     Call Sole                   271000        0        0
Devon Energy Corp New          COM              25179M103   343824   377000     Call Sole                   377000        0        0
ENCANA CORP                    COM              292505104     1325    20156          Sole                    20156        0        0
EXXON MOBIL CORP               COM              30231G102     1227    15800          Sole                    15800        0        0
GENERAL ELECTRIC CO            COM              369604103     1037    40666          Sole                    40666        0        0
Heineken Holdings Shs          Foreign Equity   N39338194     6920   172995          Sole                   172995        0        0
Henderson Land Dev Company Ltd Foreign Equity   Y31476107     7895  1836000          Sole                  1836000        0        0
Henderson Ld Dev Ltd           ADR              425166303      255    58205          Sole                    58205        0        0
HERSHEY CO                     COM              427866108      474    12000          Sole                    12000        0        0
HSBC HLDGS PLC                 SPON ADR NEW     404280406     5258    65050          Sole                    65050        0        0
HUGOTON RTY TR TEX             UNIT BEN INT     444717102     4618   172040          Sole                   172040        0        0
INTEL CORP                     COM              458140100     7080   378014          Sole                   378014        0        0
JOHNSON & JOHNSON              COM              478160104    10762   155344          Sole                   155344        0        0
KRAFT FOODS INC                CL A             50075N104     6477   197780          Sole                   197780        0        0
LABORATORY CORP AMER HLDGS     COM NEW          50540R409    13249   190627          Sole                   190627        0        0
LEGG MASON INC                 COM              524901105     1034    27175          Sole                    27175        0        0
Legg Mason InC                 COM              524901105    49478   130000     Call Sole                   130000        0        0
MEDTRONIC INC                  COM              585055106     8555   170755          Sole                   170755        0        0
MERCK & CO INC                 COM              589331107      591    18738          Sole                    18738        0        0
Mitsui Fudosan Company Ltd Shs Foreign Equity   J4509L101     7099   389000          Sole                   389000        0        0
Nestle S A Sponsored Adr       ADR              641069406     6091   141700          Sole                   141700        0        0
PEPSICO INC                    COM              713448108      274     3840          Sole                     3840        0        0
PROCTER & GAMBLE CO            COM              742718109    10518   150930          Sole                   150930        0        0
SCHLUMBERGER LTD               COM              806857108      859    11000          Sole                    11000        0        0
VANGUARD INDEX FDS             STK MRK ETF      922908769     1047    17940          Sole                    17940        0        0
Vanguard Total International   Mutual Fund      921909602      628    44573          Sole                    44573        0        0
WALGREEN CO                    COM              931422109     7753   250405          Sole                   250405        0        0
WASHINGTON FED INC             COM              938824109     1255    68035          Sole                    68035        0        0
WELLPOINT INC                  COM              94973V107     9279   198397          Sole                   198397        0        0
WELLS FARGO & CO NEW           COM              949746101     5171   137780          Sole                   137780        0        0
Wells Fargo & Co New 	       COM              949746101   457866  1220000     Call Sole                  1220000        0        0
Wheelock Company Limited Ord   Foreign Equity   Y9553V106     7782  4335000          Sole                  4335000        0        0